Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Current taxes	€ (1,243)	€ (1,171)	€ (2,560)
Deferred taxes	780	441	958
Total	(463)	(730)	(1,602)
Income before tax and investments accounted for using the equity method	€ 2,739	€ 4,238	€ 7,153